Loan Servicing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	$ 61,277	$ 66,105
FHLMC [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	59,938	64,718
FHLB [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced	$ 1,339	$ 1,387